Acquisition (Phantom) (Details) (USD $) In Millions, unless otherwise specified	0 Months Ended
	Mar. 16, 2015	Jan. 31, 2015
Coronado [Member]
Business Acquisition [Line Items]
Cash Acquired from Acquisition	$ 9.6
LPC [Member]
Business Acquisition [Line Items]
Cash Acquired from Acquisition		$ 21.1